Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Cash equivalents original maturity period	Three months or less
Percentage of inventories valued using the last-in, first-out (LIFO)	43.00%	45.00%